RECLAMATION PROVISION (Tables)	6 Months Ended
Jun. 30, 2023
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	June 30, 2023	December 31, 2022

Balance at beginning of the period	$445	$726
Changes in estimates	-	(364)
Unwinding of discount related to continuing operations	23	44
Effect of movements in exchange rates	78	39
Balance at end of the period	$546	$445